Investment securities (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Held-to-maturity securities
Amortized cost	2	2	2	146
Available-for-sale securities
Amortized cost	4,984		4,979
Gross unrealized gains	346		196
Gross unrealized losses	6		17
Fair value	5,324	5,602	5,158	5,404
Debt securities
Held-to-maturity securities
Amortized cost	2		2
Gross unrealized gains	0		0
Gross unrealized losses	0		0
Fair value	2		2
Available-for-sale securities
Amortized cost	4,757		4,897
Gross unrealized gains	175		186
Gross unrealized losses	6		17
Fair value	4,926		5,066
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost	460		321
Gross unrealized gains	29		27
Gross unrealized losses	0		0
Fair value	489		348
Debt securities issued by foreign governments
Held-to-maturity securities
Amortized cost	2		2
Gross unrealized gains	0		0
Gross unrealized losses	0		0
Fair value	2		2
Available-for-sale securities
Amortized cost	3,154		3,211
Gross unrealized gains	103		121
Gross unrealized losses	5		12
Fair value	3,252		3,320
Corporate debt securities
Available-for-sale securities
Amortized cost	678		778
Gross unrealized gains	21		18
Gross unrealized losses	1		5
Fair value	698		791
Collateralized debt obligations
Available-for-sale securities
Amortized cost	465		587
Gross unrealized gains	22		20
Gross unrealized losses	0		0
Fair value	487		607
Equity securities
Available-for-sale securities
Amortized cost	227		82
Gross unrealized gains	171		10
Gross unrealized losses	0		0
Fair value	398		92
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost	220		67
Gross unrealized gains	171		9
Gross unrealized losses	0		0
Fair value	391		76
Industry and all other
Available-for-sale securities
Amortized cost	7		15
Gross unrealized gains	0		1
Gross unrealized losses	0		0
Fair value	7		16